PROVISION FOR CLOSURE AND RECLAMATION (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions [abstract]
Risk-free interest rate	1.14%	1.72%	1.98%
Risk premium	8.66%	7.00%	7.00%